SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Estimated Useful Life Of Property and Equipment
Description	Estimated Useful Life

Office equipment and furniture	5 to 7 years
Leasehold improvements	3 years
Computer equipment	3 years

Basic and Diluted Loss Per Share
	For the Year Ended December 31,
	2012			2011
	Loss	Shares	Per Share	Loss	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(14,387,782)			$(7,909,113)
Less: Preferred stock dividends	-			(81,651)

Basic and Diluted EPS
Loss available to common stockholders	$(14,387,782)	4,540,320	$(3.17)	$(7,990,764)	4,314,324	$(1.85)

Potentially Dilutive Securities
As of September 30, 2013, potentially dilutive securities include:

September 30, 2013

Warrants to purchase common stock	6,474,250
Options to purchase common stock	738,485
Total potentially dilutive securities	7,212,735

Potentially dilutive securities include:
	December 31, 2012	December 31, 2011
Options to purchase common stock	–	-